HSBC U.S. Treasury Money Market Fund
HSBC U.S. Treasury Money Market Fund
Investment Objective
The investment objective of the HSBC U.S. Treasury Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Treasury Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Treasury Money Market Fund	Class A Shares [1]	Class C Shares [1]	Class D Shares	Class E Shares [1]	Class I Shares	Intermediary Class Shares [1]	Intermediary Service Class Shares [1]	Class Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution 12b-1 Fee	none	0.75%	none	none	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%	none	0.05%	0.10%	none
Other Operating Expenses	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%	0.20%	0.20%
Total Other Expenses	0.60%	0.45%	0.45%	0.20%	0.10%	0.25%	0.30%	0.20%
Total Annual Fund Operating Expenses	0.70%	1.30%	0.55%	0.30%	0.20%	0.35%	0.40%	0.30%
[1]	During the Fund's prior fiscal year, Class A Shares and Class C Shares were not operational, and Class E Shares, Intermediary Shares and Intermediary Service Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Treasury Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	72	224	390	871
Class C Shares	232	412	713	1,180
Class D Shares	56	176	307	689
Class E Shares	31	97	169	381
Class I Shares	20	64	113	255
Intermediary Class Shares	36	113	197	443
Intermediary Service Class Shares	41	128	224	505
Class Y Shares	31	97	169	381

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
HSBC U.S. Treasury Money Market Fund | Class C Shares | USD ($)	132	412	713	1,180

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized.

Principal Investment Risks

The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and the Fund’s investments.

●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole.

●	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2007	1.18%
Worst Quarter:	Q3 2015	0.00%

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2016, the 7-day yields of the Fund’s Class D, Class E, Class I, Intermediary, Intermediary Service and Class Y Shares were 0.03%, 0.37%, 0.39%, 0.37%, 0.33% and 0.28%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2016)	[1]
Average Annual Total Returns - HSBC U.S. Treasury Money Market Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	[1]	May 24, 2001	none	none	none	1.08%
Class C Shares	[1]	Dec. 24, 2003	none	none	none	0.04%
Class D Shares		May 14, 2001	none	none	0.51%	0.97%
Class E Shares	[1]	Jul. 12, 2016	none	none	none	0.17%
Class I Shares	[1]	Dec. 30, 2003	0.17%	0.04%	0.61%	1.10%
Intermediary Class Shares	[1]	Jul. 12, 2016	none	none	none	0.17%
Intermediary Service Class Shares	[1]	Jul. 12, 2016	none	none	none	0.14%
Class Y Shares		May 11, 2001	0.07%	0.02%	0.57%	1.10%
Lipper U.S. Treasury Money Market Funds Average			0.04%	0.01%	0.54%	1.02%	[2]
[1]	Class A, Class C, Class E, Class I, Intermediary and Intermediary Service Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided for Class A or Class C Shares because there were no Class A or Class C shareholders as of December 31, 2016.
[2]	Since May 31, 2001.

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.